Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ 3,491	$ (7,733)	$ (4,249)	$ (10,990)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Unrealized (gain)/loss on non-designated derivative instruments	(6,354)	(861)	7,607	(1,645)
Depreciation and amortization	19,151	18,913	38,361	37,861
Payment of drydocking costs			(2,546)	(5,160)
Amortization of share-based compensation			539	747
Amortization of deferred financing costs			2,251	1,473
Share of result of equity accounted joint ventures	164	101	3,205	140	$ 1,126
Changes in operating assets and liabilities
Accounts receivable			1,366	(3,133)
Bunkers and lubricant oils			490	(1,460)
Accrued income and prepaid expenses and other assets			(10,606)	(4,013)
Accounts payable, accrued interest, accrued expenses and other liabilities			2,637	2,012
Amounts due to related parties			686
Net cash provided by operating activities			32,736	16,737
Cash flows from investing activities
Payments to acquire ballast water systems			(982)	(1,396)
Investment in equity accounted joint ventures			(7,500)	(51,491)
Purchase of other property, plant and equipment			(19)	(191)
Insurance recoveries			609	130
Net cash used in investing activities			(7,892)	(52,948)
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities			7,500	127,000
Issuance costs of refinancing of vessel to related parties			(18)
Repayment of financing of vessel to related parties			(3,724)
Repayment of secured term loan facilities and revolving credit facilities			(33,267)	(110,712)
Net cash provided/(used in) by financing activities			(29,722)	11,981
Net decrease in cash, cash equivalents and restricted cash			(4,878)	(24,230)
Cash, cash equivalents and restricted cash at beginning of period			66,130	71,515	71,515
Cash, cash equivalents and restricted cash at end of period	$ 61,252	$ 47,285	61,252	47,285	$ 66,130
Supplemental Information
Total interest paid during the period; net of amounts capitalized			20,559	22,776
Total tax paid during the period			110	165
Senior Secured Bonds [Member]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Unrealized foreign exchange loss/(gain) on senior secured bonds			(6,565)	952
Other [Member]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Unrealized foreign exchange loss/(gain) on senior secured bonds			(440)	(47)
Secured Bonds [Member]
Cash flows from financing activities
Issuance cost			(141)	(136)
Secured Term Loan [Member]
Cash flows from financing activities
Issuance costs of secured term loan facilities				(1,448)
Terminal Facility [Member]
Cash flows from financing activities
Issuance costs of Terminal Facility			$ (72)	$ (2,723)